Credit Facilities	12 Months Ended
Dec. 31, 2022
Credit Facilities [Abstract]
Credit facilities

Note 14 – Credit facilities

Short-term bank borrowings

Outstanding balances of short-term bank borrowings as of December 31, 2022 and 2021 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2022	December 31, 2021
The Industrial Bank Co., Ltd.	From May 9, 2022 to May 9, 2023	Weighted average rate of 5.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	9-May-23	347,967	-
Bank of China	From May 16, 2022 to May 16, 2023	Weighted average rate of 4.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	16-May-23	3,340,486	-
China Everbright Bank	From November 23, 2022 to November 22, 2023	Weighted average rate of 5.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	-	2,087,804	-
Guilin Bank	From April 28, 2022 to April 28, 2023	Weighted average rate of 8.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	28-Apr-23	420,460	-
Zhejiang Mintai Commercial Bank	From June 30, 2022 to June 8, 2023	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	-	289,973	-
Zhejiang Tailong Commercial Bank Co., Ltd.	From November 18, 2022 to May 17, 2023	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	17-May-23	376,965	-
Haifa Baocheng Leasing Co., Ltd.	From September 2022 to September 2023	Weighted average rate of 8.0%	Guarantee by Zhisheng's accounts receivable	-	1,273,857	-
Bank of China	From January 3, 2022 to January 3, 2023	Weighted average rate of 3.65%	Guarantee by Mr. Lihui Wang	3-Jan-23	289,973	-
Bank of China	From September 2022 to September 2023	Weighted average rate of 3.65%	Guarantee by Mr. Lihui Wang	-	1,159,891	-
China Construction Bank	From June 4, 2022 to June 4, 2023	Weighted average rate of 3.8525%	None	-	434,959	-
Hangzhou United Rural Commercial Bank Co., Ltd.	From November 11, 2021 to November 5, 2022	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang and his Spouse	5-Nov-22	$-	$156,922
Hangzhou United Rural Commercial Bank Co., Ltd.	From September 23, 2021 to September 22, 2022	Weighted average rate of 5.8%	Guarantee by Mr. Dongdong Wang and his Spouse	22-Sep-22	-	78,461
Hangzhou United Rural Commercial Bank Co., Ltd.	From September 16, 2021 to September 15, 2022	Weighted average rate of 5.8%	Guarantee by Mr. Dongdong Wang and his Spouse	15-Sep-22	-	78,461
Hangzhou United Rural Commercial Bank Co., Ltd.	From July 14, 2021 to January 13, 2022	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	13-Jan-22	-	78,461
Hangzhou United Rural Commercial Bank Co., Ltd.	From June 29, 2021 to January 13, 2022	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	13-Jan-22	-	784,609
Zhejiang Tailong Commercial Bank Co., Ltd.	From November 11, 2021 to November 19, 2022	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	19-Nov-22	-	470,765
Industrial Bank Co., Ltd.	From April 28, 2021 to May 7, 2022	Weighted average rate of 5.7%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	7-May-22	-	376,612
China Everbright Bank Co., Ltd.	From November 12, 2021 to November 20, 2022	Weighted average rate of 6.0%	Pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	20-Nov-22	-	2,259,674
Bank of Communications Co., Ltd.	From April 29, 2021 to May 9, 2022	Weighted average rate of 5.7%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	9-May-22	-	3,295,359
					$10,022,335	$7,579,324

Long-term bank borrowings

Outstanding balances of long-term bank borrowings as of December 31, 2022 and 2021 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2022	December 31, 2021
WeBank Co., Ltd.	From August 26, 2021 to August 26, 2023	Weighted average rate of 9.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	-	$343,174	$448,348
WeBank Co., Ltd.	From July 13, 2022 to July 13, 2024	Weighted average rate of 16.2%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	-	176,763	-
Kincheng Bank of Tianjin Co., Ltd.	From July 5, 2022 to July 5, 2024	Weighted average rate of 9.0%	-	-	154,652	-
WeBank Co., Ltd.	From September 8, 2022 to September 8, 2024	Weighted average rate of 16.2%	-	-	165,698	-
Less: current maturities					(253,352)	(269,009)
Non-current maturities					$586,935	$179,339

The maturities schedule of long-term bank borrowings is as follow:

	As of December 31, 2022	As of December 31, 2021
Payments due by period
Less than 1 year	$586,935	$269,009
1-2 years	253,352	179,339
Total	$840,287	$448,348

Interest expenses incurred from long-term bank borrowings were and $45,130, $14,184 and $52,521 for the years ended December 31, 2022, 2021 and 2020, respectively.

Loans from other financial institutions

Outstanding balances of loans from other financial institutions, which mainly includes the loan from Chailease, as of December 31, 2022 and 2021 were $nil and 144,126, respectively. Loans were pledged by several revenue equipment with recorded cost of $nil and $1,125,173, carrying value of $nil and $79,903 and accumulated depreciation of $nil and $1,045,270 as of December 31, 2022 and 2021, respectively. The depreciation expenses of $nil, $74,185 and $101,741 and $126,595 was recorded for revenue equipment pledged under these loans for the year ended December 31, 2022, 2021 and 2020, respectively. The interest rate of this loan is 17.0% per annum, and the loan term was up to 36 months starting from December 2019. As of December 31, 2022 and 2021 the balance of long-term portion of loans from other financial institutions were $nil and $nil, respectively and the balance of short-term portion of loans from other financial institutions were $nil and $144,126, respectively. Interest expenses incurred from loans from other financial institutions for the year ended December 31, 2022, 2021 and 2020 were $nil, $47,229 and $85,930, respectively.

The outstanding balances and maturities schedule of loans from other financial institutions is as follow:

	As of December 31, 2022	As of December 31, 2021
Payments due by period
Less than 1 year	$-	$144,126
1-2 years	-	-
Total	$-	$144,126